SCHEDULE OF SALES BREAKDOWN BASED ON LOCATION OF CUSTOMERS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Line Items]
Total	¥ 196,385	¥ 250,997	¥ 172,156
CHINA
Segment Reporting [Line Items]
Total	186,589	187,842	106,216
HONG KONG
Segment Reporting [Line Items]
Total	2,211	36,482
Africa [Member]
Segment Reporting [Line Items]
Total	1,514	11,278	21,478
UNITED STATES
Segment Reporting [Line Items]
Total	1,008	3,772	15,415
Others [Member]
Segment Reporting [Line Items]
Total	¥ 5,063	¥ 11,623	¥ 29,047